EQUITY (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock
Class of Stock [Line Items]
Treasury shares issued to employees		23,000
Convertible preferred stock
Class of Stock [Line Items]
Preferred stock conversion ratio in to common stock	1-to-1
Number of shares converted	1
Distribution of assets per share	2.188
Treasury stock
Class of Stock [Line Items]
Treasury shares issued to employees	2,818	77,000	12,000